Classification of Financial Instruments - Classification of Comprehensive Income (Loss) from Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income, expense, gains or losses of financial instruments
Interest income		₩ 440,386	₩ 467,525	₩ 429,620
Dividend income		26,137	70,601	25,941
Gain on valuation of derivatives		82,072	2,103,711	234,199
Gain on transaction of derivatives		(29,387)	302,657	89,659
Gain (loss) on valuation of derivatives (equity, before tax)	[1]	62,978	20,306	(8,518)
Interest expense of trade and other payables		162,569	191,918	200,440
Interest expense of others		704,342	668,115	614,332
Other finance income		3,148	8,882	4,970
Other finance expenses		21,342	20,086	2,513
Cash and cash equivalents
Income, expense, gains or losses of financial instruments
Interest income		95,671	102,505	100,205
Gain (loss) on foreign currency transactions and translations		(10,405)	17,498	(2,073)
Financial assets at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Interest income		40,506	54,385	65,470
Dividend income		3,823	4,813	4,193
Gain on valuation of derivatives		80,519	1,396,350	144,797
Gain on transaction of derivatives		91,526	129,471	130,230
Gain on valuation of financial assets		108,099	69,161	128,307
Gain on disposal of financial assets		54,590	45,059	13,161
Financial assets at fair value through other comprehensive income
Income, expense, gains or losses of financial instruments
Dividend income		22,314	65,788	21,748
Gain on valuation of financial assets at fair value through other comprehensive income (equity, before tax)		212,336	162,565	(9,970)
Financial assets at amortized cost
Income, expense, gains or losses of financial instruments
Interest income		3,561	2,859	2,929
Gain (loss) on foreign currency transactions and translations		0	5,568	(1,774)
Loans and receivables
Income, expense, gains or losses of financial instruments
Interest income		39,279	45,511	44,029
Gain (loss) on foreign currency transactions and translations		(1,250)	3,685	127
Trade and other receivables
Income, expense, gains or losses of financial instruments
Interest income		180,707	209,675	168,303
Gain (loss) on foreign currency transactions and translations		(45,331)	121,193	27,363
Bad debt expense (Reversal of bad debt allowance)		(3,455)	3,727	16,394
Bad debt expense		86,455	56,581	85,156
Short-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income		56,022	31,766	34,260
Long-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income		24,270	20,562	14,183
Gain (loss) on foreign currency transactions and translations		0	3	0
Other financial assets
Income, expense, gains or losses of financial instruments
Interest income		370	262	241
Derivative (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain on valuation of derivatives		(54,478)	410,088	76,814
Gain on transaction of derivatives		(59,241)	14,801	19,604
Gain (loss) on valuation of derivatives (equity, before tax)		63,425	21,443	(10,539)
Financial liabilities at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Gain on valuation of derivatives		51,138	52,515	961
Gain on transaction of derivatives		(61,672)	146,417	(80,640)
Financial liabilities carried at amortized cost
Income, expense, gains or losses of financial instruments
Interest expense of borrowings and debt securities		3,472,649	3,805,062	3,636,887
Interest expense of trade and other payables		162,569	191,918	200,440
Interest expense of others		704,342	668,115	614,332
Other finance income		3,147	8,882	4,971
Other finance expenses		14,669	4,177	1,796
Gain (loss) on foreign currency transactions and translations		699,585	(2,643,230)	(420,203)
Derivatives (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain on valuation of derivatives		4,893	244,758	11,627
Gain on transaction of derivatives		0	11,968	20,465
Gain (loss) on valuation of derivatives (equity, before tax)		₩ (447)	₩ (1,137)	₩ 2,021

[1]	Net gain (loss) on valuation of derivatives applying cash flow hedge accounting of ￦(3,654) million, ￦11,870 million and ￦34,663 million, net of tax, are recognized as other comprehensive income (loss) for the years ended December 31, 2023, 2024 and 2025, respectively.